UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2016

VIGC-QTLY-1116
1.837325.110

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.2%
General Motors Co.:
3.5% 10/2/18	$3,528,000	$3,626,989
5.2% 4/1/45	1,863,000	1,942,356
6.25% 10/2/43	599,000	706,413
6.6% 4/1/36	2,299,000	2,771,038
6.75% 4/1/46	3,855,000	4,843,580
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,120,000	1,128,876
3.2% 7/13/20	10,000,000	10,240,070
3.25% 5/15/18	1,860,000	1,892,820
3.5% 7/10/19	4,187,000	4,313,138
4.2% 3/1/21	5,411,000	5,694,699
4.25% 5/15/23	2,080,000	2,161,303
4.375% 9/25/21	15,702,000	16,771,762
4.75% 8/15/17	1,940,000	1,992,454
		58,085,498
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	427,538
4.25% 6/15/23	2,932,000	3,240,930
		3,668,468
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	910,000	943,129
3.7% 1/30/26	2,400,000	2,583,586
4.7% 12/9/35	1,239,000	1,403,138
4.875% 12/9/45	1,944,000	2,261,846
		7,191,699
Media - 2.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	4,390,887
7.75% 12/1/45	3,169,000	4,680,394
AOL Time Warner, Inc.:
2.95% 7/15/26	12,000,000	12,150,540
7.625% 4/15/31	1,625,000	2,305,636
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	5,742,000	6,200,459
4.908% 7/23/25 (a)	3,860,000	4,261,367
Discovery Communications LLC:
3.25% 4/1/23	604,000	611,822
6.35% 6/1/40	2,421,000	2,628,117
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,815,029
4.5% 9/15/42	1,053,000	1,007,152
5.5% 9/1/41	1,700,000	1,818,432
5.85% 5/1/17	1,239,000	1,269,924
5.875% 11/15/40	1,500,000	1,669,142
6.55% 5/1/37	18,635,000	22,135,249
6.75% 7/1/18	4,425,000	4,807,864
7.3% 7/1/38	3,781,000	4,847,208
8.25% 4/1/19	7,716,000	8,884,156
Time Warner, Inc. 6.5% 11/15/36	2,337,000	3,026,270
Viacom, Inc.:
2.5% 9/1/18	546,000	551,440
3.5% 4/1/17	1,312,000	1,323,714
		96,384,802

TOTAL CONSUMER DISCRETIONARY		165,330,467

CONSUMER STAPLES - 2.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	10,185,485
3.3% 2/1/23	10,630,000	11,211,195
4.7% 2/1/36	10,065,000	11,583,436
4.9% 2/1/46	11,511,000	13,805,695
		46,785,811
Food & Staples Retailing - 0.2%
CVS Health Corp. 3.5% 7/20/22	2,525,000	2,702,959
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,534,786
3.3% 11/18/21	2,918,000	3,085,963
		8,323,708
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,563,071
Tobacco - 0.9%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,487,869
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	5,098,038
4.25% 7/21/25 (a)	4,804,000	5,258,530
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,139,563
3.25% 6/12/20	939,000	987,949
4% 6/12/22	3,228,000	3,507,057
4.45% 6/12/25	2,341,000	2,613,357
5.7% 8/15/35	1,215,000	1,504,530
5.85% 8/15/45	9,320,000	12,097,546
6.15% 9/15/43	4,000,000	5,285,148
7.25% 6/15/37	2,962,000	4,064,904
		45,044,491

TOTAL CONSUMER STAPLES		101,717,081

ENERGY - 7.4%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,655,361
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,552,023
4.85% 11/15/35	2,154,000	2,316,334
5% 11/15/45	2,951,000	3,228,854
Noble Holding International Ltd.:
5.25% 3/16/18	342,000	334,305
6.95% 4/1/25 (b)	2,180,000	1,722,200
7.95% 4/1/45 (b)	2,104,000	1,491,210
Transocean, Inc. 6.8% 12/15/16 (b)	2,488,000	2,499,669
		15,799,956
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Finance Co. 7.5% 5/1/31	3,771,000	4,671,911
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,745,226
5.55% 3/15/26	3,337,000	3,791,036
6.375% 9/15/17	991,000	1,033,140
6.6% 3/15/46	4,530,000	5,524,031
BP Capital Markets PLC:
4.5% 10/1/20	1,811,000	1,991,135
4.742% 3/11/21	3,000,000	3,376,626
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,759,494
3.8% 4/15/24	6,783,000	6,753,806
5.85% 2/1/35	2,125,000	2,234,440
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	3,991,755
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	894,000	899,292
3.3% 6/1/20	4,379,000	4,538,838
4.5% 6/1/25	1,336,000	1,451,906
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,248,153
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,776,390
5.35% 3/15/20 (a)	3,724,000	3,817,100
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,980,050
2.7% 4/1/19	4,300,000	4,192,500
3.875% 3/15/23	1,771,000	1,691,305
5.6% 4/1/44	1,227,000	1,134,975
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,408,883
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,400,693
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,775,594
Enable Midstream Partners LP:
2.4% 5/15/19	1,253,000	1,227,312
3.9% 5/15/24	1,322,000	1,233,425
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,669,956
4.375% 10/15/20	3,093,000	3,262,212
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,246,204
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,969,652
2.55% 10/15/19	863,000	878,436
3.7% 2/15/26	4,800,000	4,944,130
3.75% 2/15/25	2,900,000	3,007,027
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	409,000	412,411
3.45% 2/15/23	4,918,000	4,904,707
3.95% 9/1/22	3,454,000	3,621,073
4.25% 9/1/24	813,000	837,218
6.55% 9/15/40	460,000	495,659
Kinder Morgan, Inc. 3.05% 12/1/19	1,197,000	1,223,072
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,416,254
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,652,359
MPLX LP 4% 2/15/25	683,000	673,463
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,173,234
Petro-Canada 6.05% 5/15/18	1,480,000	1,581,361
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,279,390
5.625% 5/20/43	6,681,000	5,044,155
7.25% 3/17/44	24,245,000	21,820,500
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	17,294,000	17,103,766
5.75% 1/20/20	6,461,000	6,658,061
7.875% 3/15/19	1,225,000	1,326,063
Petroleos Mexicanos:
3.125% 1/23/19	642,000	647,778
3.5% 7/18/18	5,440,000	5,565,120
3.5% 7/23/20	32,555,000	32,782,885
3.5% 1/30/23	3,410,000	3,217,335
4.5% 1/23/26	6,809,000	6,603,368
4.625% 9/21/23 (a)	7,350,000	7,360,290
4.875% 1/24/22	3,398,000	3,465,960
4.875% 1/18/24	4,539,000	4,595,738
5.5% 1/21/21	3,601,000	3,808,058
5.5% 6/27/44	2,492,000	2,160,315
5.625% 1/23/46	8,402,000	7,329,065
6% 3/5/20	1,625,000	1,755,000
6.375% 1/23/45	4,048,000	3,865,840
6.5% 6/2/41	7,675,000	7,463,938
6.75% 9/21/47 (a)	5,025,000	4,975,000
8% 5/3/19	2,537,000	2,857,931
Phillips 66 Co. 4.3% 4/1/22	3,770,000	4,144,467
Phillips 66 Partners LP 2.646% 2/15/20	375,000	377,708
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,808,546
6.125% 1/15/17	1,250,000	1,264,943
Shell International Finance BV 4.375% 5/11/45	10,660,000	11,513,450
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,196,000	3,188,010
6.7% 1/23/25 (b)	2,509,000	2,509,000
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,957,165
Spectra Energy Partners LP 2.95% 9/25/18	733,000	746,235
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,010,644
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,171,760
4.55% 6/24/24	13,337,000	13,597,738
Western Gas Partners LP:
4.65% 7/1/26	1,132,000	1,172,201
5.375% 6/1/21	6,322,000	6,883,672
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,583,459
3.9% 1/15/25	1,216,000	1,214,126
4% 11/15/21	1,605,000	1,661,214
4.3% 3/4/24	5,449,000	5,575,057
4.5% 11/15/23	1,751,000	1,815,580
		350,497,975

TOTAL ENERGY		366,297,931

FINANCIALS - 18.2%
Banks - 9.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	5,277,000	5,342,963
5.5% 7/12/20 (a)	28,200,000	29,539,500
5.75% 9/26/23 (a)	3,877,000	4,070,850
6.5% 6/10/19 (a)	1,340,000	1,443,850
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,357,713
2.6% 1/15/19	7,155,000	7,299,889
3.5% 4/19/26	4,303,000	4,474,591
3.875% 8/1/25	2,860,000	3,057,166
3.95% 4/21/25	6,646,000	6,883,820
4% 1/22/25	1,403,000	1,454,846
4.2% 8/26/24	6,867,000	7,261,447
4.25% 10/22/26	4,261,000	4,509,225
4.45% 3/3/26	721,000	774,247
5.75% 12/1/17	12,290,000	12,876,454
5.875% 1/5/21	1,785,000	2,047,266
Barclays PLC:
2% 3/16/18	17,646,000	17,670,793
2.75% 11/8/19	3,581,000	3,607,403
3.25% 1/12/21	4,610,000	4,685,456
4.375% 1/12/26	6,221,000	6,436,489
Capital One NA 2.95% 7/23/21	5,645,000	5,810,111
Citigroup, Inc.:
1.8% 2/5/18	68,000,000	68,169,592
1.85% 11/24/17	8,579,000	8,606,496
2.15% 7/30/18	9,998,000	10,086,262
3.875% 3/26/25	9,500,000	9,809,558
4.05% 7/30/22	1,800,000	1,913,060
4.3% 11/20/26	9,000,000	9,445,131
5.5% 9/13/25	1,663,000	1,897,606
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,587,879
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	5,027,991
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,683,573
3.75% 3/26/25	4,660,000	4,632,492
3.8% 9/15/22	7,240,000	7,396,898
3.8% 6/9/23 (a)	8,582,000	8,698,707
Discover Bank:
4.2% 8/8/23	2,849,000	3,067,552
7% 4/15/20	2,309,000	2,633,371
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,110,250
4.5% 6/1/18	1,179,000	1,222,846
8.25% 3/1/38	4,319,000	6,400,153
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,778,745
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,270,407
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,722,939
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,166,937
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	3,027,000	2,763,675
5.71% 1/15/26 (a)	6,992,000	6,611,411
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,922,540
2.95% 10/1/26	3,093,000	3,103,723
3.875% 9/10/24	43,751,000	46,084,372
4.125% 12/15/26	19,015,000	20,302,316
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,545,101
PNC Bank NA 2.3% 6/1/20	1,450,000	1,475,239
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,867,347
Regions Bank 6.45% 6/26/37	7,720,000	9,243,418
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,945,263
Royal Bank of Canada 4.65% 1/27/26	5,314,000	5,795,454
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	42,944,126
6% 12/19/23	8,517,000	8,880,599
6.1% 6/10/23	11,522,000	12,081,612
6.125% 12/15/22	8,239,000	8,730,901
		490,229,621
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	5,097,817
4.25% 2/15/24	4,287,000	4,508,081
Credit Suisse AG 6% 2/15/18	6,486,000	6,824,868
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,421,038
Deutsche Bank AG London Branch:
1.875% 2/13/18	24,542,000	23,837,890
2.85% 5/10/19	9,310,000	9,079,838
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,501,098
2.55% 10/23/19	59,670,000	60,975,997
2.625% 1/31/19	16,652,000	17,000,460
2.9% 7/19/18	6,251,000	6,394,517
5.25% 7/27/21	1,125,000	1,270,171
5.625% 1/15/17	3,000,000	3,035,499
5.95% 1/18/18	755,000	796,531
6.15% 4/1/18	5,954,000	6,341,480
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,628,000	1,690,191
3.75% 12/1/25	2,910,000	3,150,861
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,545,957
6.85% 6/15/17	689,000	710,874
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,374,685
2.125% 4/25/18	4,257,000	4,292,648
2.65% 1/27/20	15,070,000	15,400,274
4.875% 11/1/22	7,751,000	8,549,810
5% 11/24/25	1,047,000	1,168,812
5.75% 1/25/21	3,512,000	4,003,708
6.625% 4/1/18	10,165,000	10,891,269
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,035,510
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,374,701
3.85% 9/29/24	3,379,000	3,588,184
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,572,917
2.35% 3/26/20	1,450,000	1,478,861
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,516,679
		246,431,226
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	5,228,859
3.95% 11/6/24	2,847,000	2,915,900
Ford Motor Credit Co. LLC:
2.24% 6/15/18	5,000,000	5,039,755
2.875% 10/1/18	4,500,000	4,596,665
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,245,612
2% 3/19/18 (a)	6,308,000	6,343,451
2.125% 10/2/17 (a)	4,770,000	4,793,473
2.875% 8/9/18 (a)	1,921,000	1,960,448
Synchrony Financial:
1.875% 8/15/17	994,000	995,982
3% 8/15/19	1,459,000	1,493,616
3.75% 8/15/21	2,203,000	2,317,373
4.25% 8/15/24	2,218,000	2,329,891
		43,261,025
Disc-Real Estate Inv Trusts - 0.1%
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,746,162
4% 6/1/25	3,216,000	3,412,060
4.7% 9/15/17	568,000	584,932
		5,743,154
Diversified Financial Services - 0.3%
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,968,791
3.875% 8/15/22	5,542,000	5,809,873
4.125% 6/15/26	2,032,000	2,107,172
		13,885,836
Insurance - 2.0%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,975,000	3,125,538
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	925,083
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,471,158
3.75% 7/10/25	8,311,000	8,721,904
4.875% 6/1/22	3,597,000	4,047,470
Aon Corp. 5% 9/30/20	1,402,000	1,552,775
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,440,432
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,560,044
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,544,225
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	5,211,940
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	890,800
4.368% 9/15/23 (b)	3,574,000	3,961,918
4.75% 2/8/21	1,477,000	1,653,547
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,719,719
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,581,544
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,742,374
6% 2/10/20 (a)	5,271,000	5,848,364
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	609,505
4.5% 11/16/21	2,157,000	2,416,105
6.2% 11/15/40	1,297,000	1,599,685
7.375% 6/15/19	1,250,000	1,438,603
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	6,028,603
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,259,036
4.125% 11/1/24 (a)	1,771,000	1,868,035
Unum Group:
3.875% 11/5/25	4,860,000	4,957,477
4% 3/15/24	5,930,000	6,123,069
5.625% 9/15/20	2,889,000	3,225,528
5.75% 8/15/42	7,278,000	8,250,326
		99,774,807

TOTAL FINANCIALS		899,325,669

HEALTH CARE - 2.5%
Biotechnology - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,278,192
2.9% 11/6/22	4,038,000	4,141,773
3.2% 11/6/22	4,580,000	4,769,571
3.6% 5/14/25	2,272,000	2,376,169
		15,565,705
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,370,293
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,781,386
2% 4/1/18	9,035,000	9,095,101
		19,246,780
Health Care Providers & Services - 0.7%
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,362,977
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	7,032,601
4.25% 10/15/19	11,265,000	11,743,763
4.75% 5/1/23	215,000	224,138
5.875% 3/15/22	260,000	286,650
6.5% 2/15/20	7,140,000	7,907,550
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,935,691
UnitedHealth Group, Inc. 3.35% 7/15/22	1,747,000	1,876,110
		37,369,480
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,131,300
2.4% 2/1/19	712,000	723,823
4.15% 2/1/24	1,093,000	1,188,184
		3,043,307
Pharmaceuticals - 1.0%
Actavis Funding SCS:
2.35% 3/12/18	11,511,000	11,628,884
3% 3/12/20	3,962,000	4,084,422
3.45% 3/15/22	6,868,000	7,210,857
Mylan N.V.:
2.5% 6/7/19 (a)	2,445,000	2,466,545
3.15% 6/15/21 (a)	5,002,000	5,096,268
3.95% 6/15/26 (a)	2,313,000	2,331,726
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,345,677
Perrigo Co. PLC 2.3% 11/8/18	1,180,000	1,183,999
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,100,919
4.9% 12/15/44	696,000	699,058
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,616,562
2.8% 7/21/23	2,593,000	2,600,512
3.15% 10/1/26	3,088,000	3,104,342
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,432,898
Zoetis, Inc.:
1.875% 2/1/18	676,000	678,114
3.25% 2/1/23	1,649,000	1,699,827
		50,280,610

TOTAL HEALTH CARE		125,505,882

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	215,340	218,828
6.795% 2/2/20	210,667	218,167
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,151,689	2,442,167
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	469,749	483,841
8.36% 1/20/19	1,859,039	1,938,048
		5,301,051
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,165,775
2.625% 9/4/18	4,630,000	4,671,888
3.375% 6/1/21	2,523,000	2,616,654
3.75% 2/1/22	4,522,000	4,739,770
3.875% 4/1/21	4,057,000	4,290,278
4.25% 9/15/24	3,565,000	3,747,314
4.75% 3/1/20	3,519,000	3,788,028
		26,019,707

TOTAL INDUSTRIALS		31,320,758

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,447,163
Tyco Electronics Group SA 2.375% 12/17/18	832,000	846,657
		2,293,820
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 4.375% 5/13/45	10,649,000	11,780,722
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	4,703,000	4,934,792
4.9% 10/15/25 (a)	1,395,000	1,489,721
6.35% 10/15/45 (a)	4,703,000	4,863,212
		23,068,447

TOTAL INFORMATION TECHNOLOGY		25,362,267

MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,925,193
4.25% 11/15/20	1,196,000	1,297,314
		5,222,507
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	3,144,445
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,079,483
6.75% 10/19/75 (a)(b)	4,773,000	5,405,423
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,918,484
4.5% 8/13/23 (a)	9,000,000	9,614,133
4.875% 11/4/44 (a)	1,712,000	1,754,720
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,837,740
Vale Overseas Ltd. 4.375% 1/11/22	3,818,000	3,775,048
		32,529,476

TOTAL MATERIALS		37,751,983

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	892,340
4.6% 4/1/22	1,403,000	1,526,402
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,239,388
American Tower Corp. 2.8% 6/1/20	9,000,000	9,232,524
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,990,149
4.2% 12/15/23	4,000,000	4,379,092
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	5,034,090
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,621,461
4.25% 1/15/24	3,408,000	3,674,052
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,456,277
DDR Corp.:
3.625% 2/1/25	2,136,000	2,160,752
4.25% 2/1/26	1,807,000	1,910,234
4.625% 7/15/22	2,855,000	3,098,072
4.75% 4/15/18	3,691,000	3,831,808
7.5% 4/1/17	1,944,000	2,000,992
Duke Realty LP:
3.25% 6/30/26	731,000	747,741
3.625% 4/15/23	2,123,000	2,227,084
3.75% 12/1/24	1,576,000	1,668,984
3.875% 10/15/22	3,512,000	3,742,187
4.375% 6/15/22	2,340,000	2,559,773
6.5% 1/15/18	2,445,000	2,599,998
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,707,224
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,737,639
4.625% 12/15/21	5,595,000	6,281,853
4.75% 7/15/20	2,827,000	3,101,934
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,190,976
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,025,410
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,473,205
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	6,199,841
4.5% 1/15/25	1,371,000	1,395,485
4.5% 4/1/27	16,195,000	16,290,518
4.95% 4/1/24	1,354,000	1,423,999
5.25% 1/15/26	5,686,000	6,065,751
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	987,338
5% 12/15/23	737,000	787,290
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,643,185
Weingarten Realty Investors 3.375% 10/15/22	812,000	835,679
WP Carey, Inc. 4% 2/1/25	5,360,000	5,356,312
		124,097,039
Real Estate Management & Development - 2.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,364,317
4.1% 10/1/24	4,251,000	4,364,901
4.55% 10/1/29	4,251,000	4,431,259
4.95% 4/15/18	3,196,000	3,333,546
5.7% 5/1/17	5,000,000	5,109,280
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	5,122,511
3.95% 7/1/22	3,213,000	3,405,738
4.75% 10/1/25	3,533,000	3,835,676
5.25% 3/15/21	1,953,000	2,183,761
Essex Portfolio LP 5.5% 3/15/17	670,000	681,580
Liberty Property LP:
3.25% 10/1/26	1,962,000	1,978,275
3.375% 6/15/23	2,202,000	2,269,725
4.125% 6/15/22	2,007,000	2,149,361
4.4% 2/15/24	4,876,000	5,327,069
4.75% 10/1/20	4,185,000	4,549,719
5.5% 12/15/16	2,290,000	2,308,590
6.625% 10/1/17	2,673,000	2,797,492
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	3,009,673
3.15% 5/15/23	4,988,000	4,688,476
4.5% 4/18/22	1,218,000	1,268,327
Mid-America Apartments LP:
4% 11/15/25	1,181,000	1,255,355
4.3% 10/15/23	831,000	897,936
Post Apartment Homes LP 3.375% 12/1/22	790,000	809,462
Tanger Properties LP:
3.125% 9/1/26	2,589,000	2,583,599
3.75% 12/1/24	2,960,000	3,112,188
3.875% 12/1/23	1,792,000	1,894,972
6.125% 6/1/20	4,876,000	5,528,965
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,315,538
3.5% 2/1/25	6,443,000	6,650,871
4.125% 1/15/26	1,557,000	1,675,572
4.375% 2/1/45	763,000	773,419
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,712,127
4% 4/30/19	1,357,000	1,425,518
		97,814,798

TOTAL REAL ESTATE		221,911,837

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,248,296
3.6% 2/17/23	6,635,000	6,996,004
4.8% 6/15/44	8,410,000	8,849,153
5.875% 10/1/19	4,711,000	5,270,299
CenturyLink, Inc.:
5.15% 6/15/17	330,000	336,600
6% 4/1/17	825,000	841,500
6.15% 9/15/19	2,305,000	2,489,400
Embarq Corp. 7.995% 6/1/36	12,158,000	12,303,653
Verizon Communications, Inc.:
5.012% 8/21/54	9,569,000	10,595,581
6.25% 4/1/37	1,380,000	1,750,611
		52,681,097
UTILITIES - 2.6%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,751,258
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	3,100,616
6.4% 9/15/20 (a)	7,513,000	8,700,467
Edison International 3.75% 9/15/17	2,401,000	2,453,688
Entergy Corp. 4% 7/15/22	4,900,000	5,315,839
Eversource Energy:
1.45% 5/1/18	1,125,000	1,127,111
2.8% 5/1/23	5,110,000	5,222,129
Exelon Corp.:
1.55% 6/9/17	934,000	934,697
3.95% 6/15/25	4,402,000	4,750,735
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,885,914
4.25% 3/15/23	11,729,000	12,442,956
7.375% 11/15/31	5,897,000	7,667,332
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	5,385,075
IPALCO Enterprises, Inc. 3.45% 7/15/20	7,767,000	7,961,175
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	560,082
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,432,344
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,452,851
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,017,563
PG&E Corp. 2.4% 3/1/19	600,000	611,636
Progress Energy, Inc. 4.4% 1/15/21	4,274,000	4,667,879
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,699,981
		93,141,328
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,298,490
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,201,000	1,214,051
2.7% 6/15/21 (a)	1,182,000	1,209,693
3.55% 6/15/26 (a)	1,891,000	1,961,052
		4,384,796
Multi-Utilities - 0.6%
Dominion Resources, Inc. 3.1377% 9/30/66 (b)	15,230,000	12,031,700
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,668,364
6.4% 3/15/18	1,300,000	1,387,763
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,556,320
6.5% 12/15/20	1,534,000	1,780,500
Sempra Energy 2.3% 4/1/17	4,185,000	4,205,707
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,231,708
		30,862,062

TOTAL UTILITIES		129,686,676

TOTAL NONCONVERTIBLE BONDS
(Cost $2,080,785,007)		2,156,891,648

U.S. Government and Government Agency Obligations - 18.7%
U.S. Treasury Inflation-Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$49,196,192	$51,064,209
1% 2/15/46	13,193,034	14,679,741
1.375% 2/15/44	46,026,362	54,949,530
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	57,079,194	58,027,575
0.125% 7/15/26	37,748,520	38,240,098
0.25% 1/15/25	49,980,580	51,002,746
0.625% 1/15/26	60,766,800	64,032,956

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		331,996,855

U.S. Treasury Obligations - 12.0%
U.S. Treasury Bonds:
2.25% 8/15/46	84,305,000	83,043,713
3% 5/15/45 (c)(d)	42,484,000	48,589,418
3% 11/15/45	38,163,000	43,681,713
U.S. Treasury Notes:
1.125% 9/30/21	221,699,000	221,404,570
1.25% 3/31/21 (d)(e)	100,450,000	100,975,755
1.375% 9/30/23	92,813,000	92,490,289

TOTAL U.S. TREASURY OBLIGATIONS		590,185,458

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $898,310,093)		922,182,313

U.S. Government Agency - Mortgage Securities - 25.9%
Fannie Mae - 14.7%
2.188% 5/1/34 (b)	578,998	593,856
2.291% 9/1/33 (b)	339,599	348,941
2.321% 10/1/33 (b)	444,059	463,686
2.442% 10/1/33 (b)	17,383	17,984
2.5% 9/1/27 to 1/1/43	24,871,275	25,635,803
2.5% 10/1/31 (f)	8,300,000	8,595,206
2.5% 10/1/31 (f)	7,200,000	7,456,082
2.5% 10/1/31 (f)	7,200,000	7,456,082
2.5% 10/1/31 (f)	4,800,000	4,970,722
2.5% 10/1/31 (f)	3,500,000	3,624,485
2.532% 7/1/35 (b)	19,825	20,535
2.54% 6/1/42 (b)	376,276	391,792
2.557% 10/1/33 (b)	41,741	44,158
2.662% 2/1/36 (b)	483,565	509,628
2.667% 7/1/35 (b)	42,687	44,849
2.695% 12/1/35 (b)	220,248	232,439
2.73% 7/1/34 (b)	34,676	36,064
2.775% 8/1/36 (b)	1,104,473	1,169,998
2.801% 11/1/36 (b)	552,914	581,029
2.802% 6/1/36 (b)	70,265	73,399
2.833% 3/1/35 (b)	28,276	29,881
2.891% 5/1/35 (b)	115,576	123,154
2.943% 9/1/41 (b)	233,253	242,261
2.951% 11/1/40 (b)	211,865	223,365
2.991% 10/1/41 (b)	121,370	127,020
3% 7/1/29 to 9/1/45	91,661,226	95,740,211
3% 10/1/46 (f)	14,600,000	15,174,682
3% 10/1/46 (f)	6,100,000	6,340,107
3% 10/1/46 (f)	12,450,000	12,940,054
3% 10/1/46 (f)	50,950,000	52,955,484
3.043% 9/1/36 (b)	483,591	507,986
3.127% 5/1/36 (b)	223,245	237,068
3.14% 7/1/37 (b)	93,085	98,966
3.232% 7/1/41 (b)	361,955	381,141
3.352% 10/1/41 (b)	205,606	216,423
3.5% 10/1/25 to 6/1/46	153,303,305	162,994,651
3.548% 7/1/41 (b)	477,325	500,688
4% 11/1/31 to 6/1/46	153,601,150	165,765,446
4% 10/1/46 (f)	3,550,000	3,812,126
4.5% 4/1/24 to 4/1/45	55,257,701	61,112,518
5% 9/1/20 to 11/1/44	27,767,880	31,058,306
5.5% 3/1/18 to 3/1/41	27,785,292	31,615,322
6% 10/1/34 to 1/1/42	14,159,362	16,220,108
6.5% 2/1/17 to 8/1/36	2,430,442	2,807,147
7% 11/1/23 to 8/1/32	613,354	708,738
7.5% 9/1/22 to 11/1/31	477,883	567,402
8% 1/1/30 to 5/1/30	9,162	11,095
8.5% 3/1/25 to 6/1/25	501	595

TOTAL FANNIE MAE		724,778,683

Freddie Mac - 7.8%
2.268% 3/1/36 (b)	99,358	103,022
2.5% 7/1/31	2,187,478	2,269,552
2.538% 4/1/35 (b)	386,687	401,539
2.673% 1/1/35 (b)	64,890	68,573
3% 10/1/28 to 6/1/46	43,161,707	45,240,046
3% 10/1/46 (f)	21,500,000	22,341,241
3% 10/1/46 (f)	29,450,000	30,602,305
3.035% 11/1/35 (b)	154,898	165,894
3.139% 3/1/33 (b)	2,285	2,420
3.19% 9/1/41 (b)	268,805	281,640
3.224% 4/1/41 (b)	263,075	273,735
3.288% 6/1/41 (b)	291,073	306,663
3.413% 5/1/41 (b)	223,011	233,099
3.5% 3/1/32 to 5/1/46	162,794,282	173,254,521
3.582% 10/1/35 (b)	68,352	72,833
3.64% 6/1/41 (b)	393,664	414,611
3.696% 5/1/41 (b)	355,707	375,085
4% 6/1/24 to 4/1/46	57,511,685	62,038,897
4.5% 7/1/25 to 1/1/45	27,755,768	30,558,974
5% 1/1/35 to 6/1/41	4,699,120	5,300,180
5.5% 1/1/38 to 6/1/41	8,045,124	9,146,089
6% 4/1/32 to 8/1/37	1,191,929	1,372,838
7.5% 5/1/17 to 11/1/31	46,720	55,536
8% 7/1/17 to 5/1/27	3,109	3,713
8.5% 3/1/20 to 1/1/28	13,276	15,203

TOTAL FREDDIE MAC		384,898,209

Ginnie Mae - 3.4%
3% 6/20/42 to 10/20/43	17,733,748	18,652,783
3.5% 1/15/41 to 6/20/46	85,181,909	91,308,034
4% 2/15/40 to 11/20/45	27,339,798	29,754,609
4.5% 5/15/39 to 5/20/41	20,974,392	23,117,710
5% 3/15/39 to 4/15/41	3,179,685	3,576,339
5.5% 6/15/35	948,391	1,094,384
6.5% 4/15/35 to 11/15/35	105,298	122,671
7% 1/15/28 to 7/15/32	1,344,943	1,599,675
7.5% 4/15/22 to 10/15/28	315,840	371,110
8% 2/15/17 to 9/15/30	19,903	24,252
8.5% 3/15/30	3,004	3,257

TOTAL GINNIE MAE		169,624,824

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,259,364,734)		1,279,301,716

Asset-Backed Securities - 0.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.2294% 4/25/35 (b)	$234,160	$219,276
Airspeed Ltd. Series 2007-1A Class C1, 3.0243% 6/15/32 (a)(b)	1,960,040	518,431
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5744% 12/25/33 (b)	14,704	13,571
Series 2004-R2 Class M3, 1.3494% 4/25/34 (b)	31,593	24,488
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.3044% 3/25/34 (b)	16,878	15,366
Series 2004-W11 Class M2, 1.5744% 11/25/34 (b)	196,662	190,314
Series 2004-W7 Class M1, 1.3494% 5/25/34 (b)	186,358	172,386
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (b)	395,837	139,791
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.3494% 4/25/34 (b)	539,220	469,096
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	5,328,000	5,351,389
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (b)	635,000	406,381
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,479,383
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7753% 3/25/32 (b)	11,075	10,882
Series 2004-3 Class M4, 1.9803% 4/25/34 (b)	20,947	19,483
Series 2004-4 Class M2, 1.3203% 6/25/34 (b)	31,413	29,605
Series 2004-7 Class AF5, 5.868% 1/25/35	781,071	802,277
Fannie Mae Series 2004-T5 Class AB3, 1.3269% 5/28/35 (b)	13,702	11,889
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.7003% 8/25/34 (b)	97,767	92,669
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (b)	1,687	1,435
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,418,873
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2603% 1/25/35 (b)	334,000	289,951
Class M4, 1.5453% 1/25/35 (b)	122,221	67,907
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (a)(b)	296,127	247,980
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	50,831	1,240
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.8153% 8/25/33 (b)	139,730	131,661
Series 2003-5 Class A2, 1.2253% 12/25/33 (b)	11,595	11,069
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (b)	436,000	305,400
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2574% 8/17/32 (a)(b)	1,446,000	1,451,191
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.9601% 12/27/29 (b)	2,959	2,941
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (b)	86,582	1,731
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.5003% 7/25/34 (b)	8,959	8,401
Series 2006-FM1 Class A2B, 0.6344% 4/25/37 (b)	793	499
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (b)	233,487	225,439
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (b)	20,187	17,342
Series 2004-NC6 Class M3, 2.6994% 7/25/34 (b)	49,848	48,527
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (b)	56,978	53,092
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (b)	70,322	62,845
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0353% 9/25/35 (b)	503,000	475,829
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.4003% 9/25/34 (b)	188,000	173,710
Class M4, 2.7003% 9/25/34 (b)	241,000	150,506
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (b)	520,000	478,950
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (b)	1,796	1,525
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.3194% 3/25/35 (b)	220,535	204,839
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	129,954	123,895
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2503% 9/25/34 (b)	13,111	11,564
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (b)	10,148	9,046
TOTAL ASSET-BACKED SECURITIES
(Cost $28,111,666)		26,944,065

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0853% 1/25/35 (b)	285,720	276,056
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6953% 2/25/37 (b)	168,213	155,286
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (b)	248,063	239,741
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.8619% 6/10/35 (a)(b)	49,381	36,344
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	7,493	7,333

TOTAL PRIVATE SPONSOR		714,760

U.S. Government Agency - 0.3%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	388,221	415,637
Series 1999-57 Class PH, 6.5% 12/25/29	353,971	409,025
Series 2002-9 Class PC, 6% 3/25/17	1,753	1,768
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	161,898	164,377
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	5,719,013	5,708,356
Series 2007-35 Class SC, 37.0226% 6/16/37 (b)(h)	41,104	81,080
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	6,625,595	6,699,265

TOTAL U.S. GOVERNMENT AGENCY		13,479,508

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,006,635)		14,194,268

Commercial Mortgage Securities - 4.2%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	327,447	327,023
Series 2007-2 Class A4, 5.791% 4/10/49 (b)	3,034,494	3,050,421
Series 2007-3 Class A4, 5.7234% 6/10/49 (b)	1,632,399	1,652,178
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	5,755,120	5,777,814
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.9153% 1/25/36 (a)(b)	362,529	313,340
Class M1, 0.9753% 1/25/36 (a)(b)	75,854	62,791
Class M2, 0.9953% 1/25/36 (a)(b)	22,883	18,612
Class M3, 1.0253% 1/25/36 (a)(b)	33,265	26,985
Series 2007-1 Class A2, 0.7953% 3/25/37 (a)(b)	97,923	85,972
Series 2007-2A:
Class A1, 0.7953% 7/25/37 (a)(b)	107,437	92,402
Class A2, 0.8453% 7/25/37 (a)(b)	100,561	79,934
Class M2, 0.9353% 7/25/37 (a)(b)	55,867	42,063
Class M3, 1.0153% 7/25/37 (a)(b)	43,090	30,933
Series 2007-3:
Class A2, 0.8153% 7/25/37 (a)(b)	145,486	115,771
Class M1, 0.8353% 7/25/37 (a)(b)	59,601	45,528
Class M2, 0.8653% 7/25/37 (a)(b)	62,657	46,395
Class M3, 0.8953% 7/25/37 (a)(b)	136,928	99,274
Class M4, 1.0253% 7/25/37 (a)(b)	216,396	148,132
Class M5, 1.1253% 7/25/37 (a)(b)	75,840	38,727
C-BASS Trust floater Series 2006-SC1 Class A, 0.7953% 5/25/36 (a)(b)	17,490	17,251
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.5243% 12/15/27 (a)(b)	1,679,351	1,661,447
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,281,035
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	44,822	44,790
Series 2007-CD4 Class A4, 5.322% 12/11/49	6,964,599	6,994,333
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8894% 6/15/39 (b)	1,906,248	1,926,134
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	1,886,078	1,929,344
CSMC Series 2015-TOWN:
Class B, 2.4243% 3/15/17 (a)(b)	870,000	853,646
Class C, 2.7577% 3/15/17 (a)(b)	848,000	829,107
Class D, 3.7243% 3/15/17 (a)(b)	1,283,000	1,256,258
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,699,207
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,893,471
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,257,390
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,653,480	10,753,929
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,271,661	1,273,534
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	890,000	890,197
Class DFX, 4.4065% 11/5/30 (a)	8,320,000	8,321,830
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1743% 4/15/27 (a)(b)	1,359,000	1,330,875
Class D, 2.7743% 4/15/27 (a)(b)	2,897,000	2,817,503
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	4,005	4,002
Series 2007-CB18 Class A4, 5.44% 6/12/47	523,024	525,682
Series 2007-CB19 Class A4, 5.8818% 2/12/49 (b)	3,731,011	3,780,858
Series 2007-LD11 Class A4, 5.9269% 6/15/49 (b)	6,267,358	6,353,604
Series 2007-LDPX Class A3, 5.42% 1/15/49	2,540,588	2,559,502
Series 2007-CB20 Class A1A, 5.746% 2/12/51	12,930,887	13,309,308
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	74,371	1
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1144% 7/15/44 (b)	3,192,445	3,275,758
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	4,875,687	4,898,852
Series 2007-C2 Class A3, 5.43% 2/15/40	574,172	578,917
Series 2007-C7 Class A3, 5.866% 9/15/45	4,291,047	4,445,113
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0228% 6/12/50 (b)	10,543,868	10,724,041
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	1,517,150	1,524,499
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	3,875,000	3,913,913
Series 2007-9 Class A4, 5.7% 9/12/49	4,806,374	4,953,384
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.724% 7/15/19 (a)(b)	113,478	113,365
Series 2007-IQ14 Class A4, 5.692% 4/15/49	25,182,000	25,456,088
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,486,254	5,976,587
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,810,721	1,812,848
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,049,866
Series 2007-C31 Class A4, 5.509% 4/15/47	6,577,752	6,637,286
Series 2007-C32 Class A3, 5.8888% 6/15/49 (b)	11,032,000	11,210,662
Series 2007-C33 Class A4, 6.1562% 2/15/51 (b)	6,626,252	6,708,495
Series 2006-C26 Class A1A, 6% 6/15/45 (b)	507,886	507,587
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $215,073,940)		207,405,794

Municipal Securities - 3.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,231,256
6.65% 3/1/22	4,360,000	5,354,778
7.3% 10/1/39	6,270,000	9,522,751
7.5% 4/1/34	5,055,000	7,659,488
7.55% 4/1/39	6,085,000	9,744,580
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	888,254
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,616,012
Series 2012 B, 5.432% 1/1/42	1,205,000	1,093,381
Series 2014 B, 6.314% 1/1/44	5,300,000	5,327,560
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,848,000	1,888,952
4.95% 6/1/23	4,950,000	5,213,786
5.1% 6/1/33	43,265,000	41,707,460
Series 2010-1, 6.63% 2/1/35	12,290,000	13,230,677
Series 2010-3:
5.547% 4/1/19	120,000	127,286
6.725% 4/1/35	9,480,000	10,358,417
7.35% 7/1/35	5,540,000	6,238,594
Series 2010-5, 6.2% 7/1/21	2,260,000	2,445,388
Series 2011:
5.365% 3/1/17	140,000	142,250
5.665% 3/1/18	4,465,000	4,682,669
5.877% 3/1/19	14,325,000	15,496,785
Series 2013:
2.69% 12/1/17	1,225,000	1,232,914
3.14% 12/1/18	1,270,000	1,281,303
TOTAL MUNICIPAL SECURITIES
(Cost $151,976,956)		156,484,541

Bank Notes - 1.4%
Capital One NA 1.65% 2/5/18	20,761,000	20,784,792
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	7,058,298
3.1% 6/4/20	6,380,000	6,563,731
8.7% 11/18/19	1,503,000	1,733,726
KeyBank NA:
2.25% 3/16/20	9,000,000	9,152,550
6.95% 2/1/28	800,000	1,044,308
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	4,997,410
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,800,878
Regions Bank 7.5% 5/15/18	13,237,000	14,403,961
TOTAL BANK NOTES
(Cost $67,030,577)		68,539,654
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 0.43% (i)
(Cost $259,190,022)	259,186,846	259,264,602
TOTAL INVESTMENT PORTFOLIO - 103.2%
(Cost $4,973,849,630)		5,091,208,601
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(158,059,927)
NET ASSETS - 100%		$4,933,148,674

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 10/1/31	$(12,000,000)	$(12,426,804)
2.5% 10/1/31	(12,100,000)	(12,530,361)
2.5% 10/1/31	(12,100,000)	(12,530,361)
2.5% 10/1/31	(7,200,000)	(7,456,082)
2.5% 10/1/31	(4,800,000)	(4,970,722)
2.5% 10/1/31	(3,500,000)	(3,624,485)
3% 10/1/46	(31,850,000)	(33,103,673)
3% 10/1/46	(31,850,000)	(33,103,673)
3% 10/1/46	(33,100,000)	(34,402,876)
3% 10/1/46	(33,600,000)	(34,922,556)
3% 10/1/46	(32,100,000)	(33,363,514)

TOTAL FANNIE MAE		(222,435,107)

Freddie Mac
3% 10/1/46	(50,950,000)	(52,943,546)
Ginnie Mae
3% 10/1/46	(50,000,000)	(52,378,970)
TOTAL TBA SALE COMMITMENTS
(Proceeds $326,619,018)		$(327,757,623)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
599 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	78,543,875	$421,508
880 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	192,252,500	(26,099)
125 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	21,019,531	388,954
TOTAL FUTURES CONTRACTS			$784,363

The face value of futures purchased as a percentage of Net Assets is 5.9%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 64,579	$(61,609)	$0	$(61,609)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 112,185	(107,033)	0	(107,033)

TOTAL CREDIT DEFAULT SWAPS						$(168,642)	$0	$(168,642)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $289,956,883 or 5.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,309,549.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,064,195.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,935,075.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$536,494
Total	$536,494

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,156,891,648	$--	$2,156,891,648	$--
U.S. Government and Government Agency Obligations	922,182,313	--	922,182,313	--
U.S. Government Agency - Mortgage Securities	1,279,301,716	--	1,279,301,716	--
Asset-Backed Securities	26,944,065	--	25,465,873	1,478,192
Collateralized Mortgage Obligations	14,194,268	--	14,157,924	36,344
Commercial Mortgage Securities	207,405,794	--	201,242,348	6,163,446
Municipal Securities	156,484,541	--	156,484,541	--
Bank Notes	68,539,654	--	68,539,654	--
Money Market Funds	259,264,602	259,264,602	--	--
Total Investments in Securities:	$5,091,208,601	$259,264,602	$4,824,266,017	$7,677,982
Derivative Instruments:
Assets
Futures Contracts	$810,462	$810,462	$--	$--
Total Assets	$810,462	$810,462	$--	$--
Liabilities
Futures Contracts	$(26,099)	$(26,099)	$--	$--
Swaps	(168,642)	--	(168,642)	--
Total Liabilities	$(194,741)	$(26,099)	$(168,642)	$--
Total Derivative Instruments:	$615,721	$784,363	$(168,642)	$--
Other Financial Instruments:
TBA Sale Commitments	$(327,757,623)	$--	$(327,757,623)	$--
Total Other Financial Instruments:	$(327,757,623)	$--	$(327,757,623)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $4,969,434,486. Net unrealized appreciation aggregated $121,774,115, of which $155,831,776 related to appreciated investment securities and $34,057,661 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016